Inventories, net	12 Months Ended
Dec. 31, 2024
Inventory Disclosure [Abstract]
Inventories, net

Note 8 — Inventories, net

Inventories, net consist of the following:

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Raw materials	1,362,592	1,539,710	214,194
Finished goods	187,778	76,899	10,697
Total	1,550,370	1,616,609	224,891
Less: Inventory allowance	(176,459)	(850,926)	(118,375)
Inventories, net	1,373,911	765,683	106,516